SELECTED FINANCIAL STATEMENT CAPTIONS (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Property and equipment, gross	$ 2,133,698	$ 1,950,933
Accumulated depreciation and amortization	(787,352)	(417,345)
Property, plant and equipment, net	1,346,346	1,533,588
Production Equipment [Member]
Property and equipment, gross	1,948,794	1,775,638
Computer Equipment And Software [Member]
Property and equipment, gross	57,864	53,203
Office Furniture And Equipment [Member]
Property and equipment, gross	11,972	8,751
Leasehold Improvements [Member]
Property and equipment, gross	11,842	5,609
Scientific Equipment [Member]
Property and equipment, gross	61,284	55,077
Lab Furniture And Fixtures [Member]
Property and equipment, gross	$ 41,942	$ 52,655